CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Total revenues	$ 193,303	$ 148,306	$ 105,129
Cost of revenues
Total cost of revenues	46,657	39,158	30,676
Gross profit	146,646	109,148	74,453
Research and development	48,160	31,560	26,639
Sales and marketing	127,719	87,208	75,004
General and administrative	48,557	33,541	22,095
Total operating expenses	224,436	152,309	123,738
Operating loss	(77,790)	(43,161)	(49,285)
Financial expenses, net	(9)	(156)	474
Loss before income taxes	(77,799)	(43,317)	(48,811)
Income taxes	(2,494)	(1,708)	(1,307)
Net loss	(80,293)	(45,025)	(50,118)
Net loss attributable to non-controlling interest	(1,169)	(1,311)	(696)
Adjustment attributable to non-controlling interest	16,689	5,487	475
Deemed dividend to ordinary shareholders	0	4,569	0
Net loss attributable to WalkMe Ltd.	$ (95,813)	$ (53,770)	$ (49,897)
Net loss per share attributable to WalkMe Ltd. basic and diluted	$ (1.85)	$ (4.07)	$ (4.15)
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	51,763,032	13,217,183	12,011,502
Subscription
Revenues
Total revenues	$ 175,328	$ 130,303	$ 94,769
Cost of revenues
Total cost of revenues	24,025	19,141	11,947
Professional services
Revenues
Total revenues	17,975	18,003	10,360
Cost of revenues
Total cost of revenues	$ 22,632	$ 20,017	$ 18,729